Commitments and Contingencies (Details Textual)	1 Months Ended
	May. 31, 2014 USD ($) ft²	Jun. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Operating Leases, Rent Expense	$ 28,939
Payments Of Monthly Lease Adjusted Annually Percentage	3.00%
Adjusted Triple Net Expense Of Lease Payments	$ 34,381
Area of Land | ft²	27,000
Security Deposit	$ 750,000
Capital Lease Obligations		$ 116,989
Capital Lease Obligations
Capital Lease Obligations			$ 8,075